Taxes on Income	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 14:- TAXES ON INCOME:

a.	Corporate tax rates in Israel

Taxable income of the Company is subject to a corporate tax rate of 23% in 2023, 2024 and 2025.

b.	Loss carry-forward:

The Company and its Israeli subsidiaries have accumulated business losses for Israeli income tax purposes as of December 31, 2025, in the amount of approximately $21,700. In general, these losses may be carried forward and offset against taxable business income and capital gains in the business in the future for an indefinite period. In addition, the Company and its Israeli subsidiaries have accumulated capital loses in the amount of approximately $29,740. Such capital losses may be carried forward and offset against taxable capital gains in the future for an indefinite period.

c.	Deferred income taxes:

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax liabilities and assets are as follows:

	December 31,
	2025	2024
Net operating loss carry-forward (1)	$4,991	$6,180
Net capital loss carry-forward (1)	6,840	6,840
Allowances and provisions	277	202
Intangible assets, net	310	(124)

	12,418	13,098

Valuation allowance (2)	$(11,168)	$(12,098)

Net deferred tax Assets	$1,250	$1,000

(1)	See Note 14b.

(2)

Up and until December 31, 2023, the Company has provided full valuation allowances on deferred tax assets that result from tax loss carry forward and other reserves and allowances due to its history of operating and capital losses and uncertainty about the ability to realize these deferred tax assets in the future.

In the year 2024, the Company recognized a deferred tax asset for the first time in recent years in the amount of $1,000, resulting from the possibility of utilizing losses carried forward in one of the group companies. In the year 2025, the Company increased the deferred tax asset by an additional $250. The total deferred tax asset was recorded in the amount of $1,250, which is expected to be utilized in 2025-2027.

d.	Taxes on income (tax benefit) are comprised as follows:

	Year ended December 31,
	2025	2024	2023

Current	$137	-	$4
Deferred	(250)	(1,000)
Other	-	-	-

	$(113)	(1,000)	$4

Domestic	$(141)	(1,000)	$-
Foreign	28	-	4

	$(113)	(1,000)	$4

e.	Income (loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2025	2024	2023

Domestic	$3,433	1,321	$1,990
Foreign	65	(21)	19

	$3,498	1,300	$2,009

f.	Reconciliation of the theoretical tax expense to the actual tax expense:

The main reconciling items between the statutory tax rate of the Company and the effective tax rate for the year ended December 31, 2024 and 2023 (prior the adoption of ASU 2023-09), were the non-recognition on some of the tax benefits from accumulated net operating losses carry forward among the Company and various subsidiaries due to uncertainty of the realization of such tax benefits in future years.

The following table presents the reconciliation between the Company’s theoretical income tax and effective income tax for the year ended December 31, 2025, after the adoption of ASU 2023-09:

	2025
	Amount	Percent

Income before taxes	3,498	$100%

Israel Statutory Tax rate	805	$23%
Change in Valuation allowance	(930)	$(27)%
Previous years' taxes	21	$1%
Other	(9)	$(1)%

	(113)	$(3)%

g.	Tax assessments:

The Company and all of its’ subsidiaries have final tax assessments through 2020.

h.	The Company and its subsidiaries file income tax returns in Israel and in the United States. The Company and its subsidiaries may be subject to auditing by the Israel tax authorities and the U.S. Internal Revenue Service for fiscal years 2019 and thereafter.

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlement. The final tax outcome of the Company’s tax audits could be different from that which is reflected in the Company’s income tax provisions and accruals. Such differences could have a material effect on the Company’s income tax provision and net loss in the period in which such determination is made.

i.	Uncertain tax positions:

As of December 31, 2025 and 2024, there is no balance of uncertain tax positions.

In accordance with the Company’s accounting policy, tax expense line of the Company’s Consolidated Statements of Operations includes interest expense and potential penalties related to income taxes.